AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION SEPTEMBER 22, 1995
                                                            File Nos. 2-10660/
                                                                      811-97

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ---

  Pre-Effective Amendment No.                                        ---

  Post-Effective Amendment No. 98                                     X
                                                                     ---
                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No. 29                                                   ---


                      KEYSTONE STRATEGIC GROWTH FUND (K-2)
              (formerly named Keystone Custodian Fund, Series K-2)
               (Exact name of Registrant as specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:(617) 338-3200

              Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                        Boston, Massachusetts 02116-5034
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective

 X   immediately upon filing pursuant to paragraph (b)

---  on (date) pursuant to paragraph (b)

---  60 days after filing pursuant to paragraph (a)(1)

---  on (date) pursuant to paragraph (a)(1)

---  75 days after filing pursuant to paragraph (a)(2)

---  on (date) pursuant to paragraph (a)(2) of Rule 485.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                             Proposed    Proposed
Title of                     Maximum     Maximum
Securities     Amount        Offering    Aggregate   Amount of
Being          Being         Price       Offering    Registration
Registered     Registered    Per Unit*   Price**     Fee
----------------------------------------------------------------------
Shares of      8,893,837     $8.07       $289,995    $100
$1.00 Par
Value
--------

* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on September 7, 1995.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 8,857,902 shares of the Fund were redeemed during its fiscal year ended October 31, 1994. Of such shares, no such shares were used for reductions pursuant to Rule 24f-2(c) during the current year. All of such shares are being used for a reduction in this filing.

         The Registrant has filed a declaration pursuant to Rule
24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's most recent fiscal year ended October 31, 1994 was filed on December 27, 1994.

                      KEYSTONE STRATEGIC GROWTH FUND (K-2)

                                  CONTENTS OF

                       POST-EFFECTIVE AMENDMENT NO. 98 to

                             REGISTRATION STATEMENT

         This Post-Effective Amendment No. 98 to Registration Statement No. 2-10660/811-97 incorporates by reference, without change, all other information contained in Post-Effective Amendment No. 97 to registration Statement No. 2-10660/811-97.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 22nd day of September, 1995.


                                             KEYSTONE STRATEGIC GROWTH FUND(K-2)


                                             By: /s/ George S. Bissell
                                                 -------------------------
                                                 George S. Bissell*
                                                 Chairman of the Board


                                            *By: /s/ Melina M.T. Murphy
                                                 -------------------------
                                                 Melina M.T. Murphy**
                                                 Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of September, 1995.


SIGNATURES                                   TITLE
----------                                   -----

/s/ George S. Bissell                        Chairman of the Board and Trustee
-----------------------------
George S. Bissell*


/s/ Albert H. Elfner, III                    Chief Executive Officer, President
-----------------------------                and Trustee
Albert H. Elfner, III*


/s/ Kevin J. Morrissey                       Treasurer (Principal Financial
-----------------------------                and Accounting Officer)
Kevin J. Morrissey*



                                            *By: /s/ Melina M.T. Murphy
                                             -----------------------------
                                             Melina M.T. Murphy**
                                             Attorney-in-Fact

SIGNATURES                                   TITLE
----------                                   -----

/s/ Frederick Amling                         Trustee
-----------------------------
Frederick Amling*

/s/ Charles A. Austin, III                   Trustee
-----------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell                        Trustee
-----------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin                        Trustee
-----------------------------
Charles F. Chapin*

/s/ K. Dun Gifford                           Trustee
-----------------------------
K. Dun Gifford*

/s/ Leroy Keith, Jr.                         Trustee
-----------------------------
Leroy Keith, Jr.*

/s/ F. Ray Keyser, Jr.                       Trustee
-----------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson                      Trustee
-----------------------------
David M. Richardson*

/s/ Richard J. Shima                         Trustee
-----------------------------
Richard J. Shima*

/s/ Andrew J. Simons                         Trustee
-----------------------------
Andrew J. Simons*




                                            *By: /s/ Melina M.T. Murphy
                                                 -------------------------
                                                 Melina M.T. Murphy**
                                                 Attorney-in-Fact


**Melina M. T. Murphy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Trustees and officers of the Registrant pursuant to Powers of Attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 22nd day of September, 1995.


                                             By: /s/ George S. Bissell
                                                 -------------------------
                                                 George S. Bissell*
                                                 Chairman of the Board


                                            *By:
                                                 -------------------------
                                                 Melina M.T. Murphy**
                                                 Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of September, 1995.


SIGNATURES                                   TITLE
----------                                   -----

/s/ George S. Bissell                        Chairman of the Board and Trustee
-----------------------------
George S. Bissell*


/s/ Albert H. Elfner, III                    Chief Executive Officer, President
-----------------------------                and Trustee
Albert H. Elfner, III*


/s/ Kevin J. Morrissey                       Treasurer (Principal Financial
-----------------------------                and Accounting Officer)
Kevin J. Morrissey*



                                            *By:
                                                 -------------------------
                                                 Melina M.T. Murphy**
                                                 Attorney-in-Fact

SIGNATURES                                   TITLE
----------                                   -----


/s/ Frederick Amling                         Trustee
-----------------------------
Frederick Amling*

/s/ Charles A. Austin, III                   Trustee
-----------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell                        Trustee
-----------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin                        Trustee
-----------------------------
Charles F. Chapin*

/s/ K. Dun Gifford                           Trustee
-----------------------------
K. Dun Gifford*

/s/ Leroy Keith, Jr.                         Trustee
-----------------------------
Leroy Keith, Jr.*

/s/ F. Ray Keyser, Jr.                       Trustee
-----------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson                      Trustee
-----------------------------
David M. Richardson*

/s/ Richard J. Shima                         Trustee
-----------------------------
Richard J. Shima*

/s/ Andrew J. Simons                         Trustee
-----------------------------
Andrew J. Simons*




                                            *By:
                                                 -------------------------
                                                 Melina M.T. Murphy**
                                                 Attorney-in-Fact


**Melina M. T. Murphy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Trustees and officers of the Registrant pursuant to Powers of Attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                               INDEX TO EXHIBITS

                                                              Page Number
                                                              In Sequential
Exhibit Number             Exhibit                            Numbering System
--------------             -------                            ----------------
       1           Restatement of Trust Agreement(4)

       2           By-Laws(4)

       4           Specimen Stock Certificate(1)

       5       (A) Management Agreement(7)
               (B) Advisory Agreement(7)

       6           Principal Underwriting Agreement
                   Dealers Agreement(5)

       8           Custodian, Fund Accounting and
                     Recordkeeping Agreement(3)
                   Amendments to Custody Agreement(6)

       10          Opinion and Consent of Counsel

       11          Independent Auditors' Consent(8)

       14          Model Retirement Plans(2)

       15          Distribution Plan(4)

       16          Performance Data Schedules(8)

       17          Financial Data Schedule
                     (filed as Exhibit 27)(8)

       19          Powers of Attorney

----------------

         (1)Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement No. 2-10660/811-97.

         (2)Incorporated herein by reference to Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96.

         (3)Incorporated herein by reference to Post-Effective Amendment No. 69 to Registration Statement No. 2-10660/811-97.

         (4)Incorporated herein by reference to Post-Effective Amendment No. 88 to Registration Statement No. 2-10660/811-97.

         (5)Incorporated herein by reference to Post-Effective Amendment No. 90 to Registration Statement No. 2-10660/811-97.

         (6)Incorporated herein by reference to Post-Effective Amendment No. 94 to Registration Statement No. 2-10660/811-97.

         (7)Incorporated herein by reference to Post-Effective Amendment No. 96 to Registration Statement No. 2-10660/811-97.

         (8)Incorporated herein by reference to Post-Effective Amendment No. 97 to Registration Statement No. 2-10660/811-97.